Document and Entity Information	Dec. 30, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2022
Document Effective Date	Dec. 30, 2022
Prospectus Date	Apr. 29, 2022